Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in property, plant and equipment
Opening amount	£ 247,059,000	£ 254,439,000
Additions	7,887,000	5,607,000
Depreciation charge	(12,285,000)	(12,987,000)	£ (12,735,000)
Closing amount	242,661,000	247,059,000	254,439,000
Net book amount of property, plant and equipment pledged as security	209,442,000	213,452,000
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	390,824,000	388,863,000
Closing amount	396,333,000	390,824,000	388,863,000
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(143,765,000)	(134,424,000)
Closing amount	(153,672,000)	(143,765,000)	(134,424,000)
Property
Reconciliation of changes in property, plant and equipment
Opening amount	219,120,000	214,465,000
Additions	2,390,000	721,000
Transfers		7,366,000
Depreciation charge	(3,394,000)	(3,432,000)
Closing amount	218,116,000	219,120,000	214,465,000
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	278,987,000	270,900,000
Closing amount	281,377,000	278,987,000	270,900,000
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(59,867,000)	(56,435,000)
Closing amount	(63,261,000)	(59,867,000)	(56,435,000)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount	5,345,000	5,761,000
Additions	2,706,000	3,091,000
Transfers	231,000
Depreciation charge	(3,013,000)	(3,507,000)
Closing amount	5,269,000	5,345,000	5,761,000
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	38,309,000	38,222,000
Closing amount	39,562,000	38,309,000	38,222,000
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(32,964,000)	(32,461,000)
Closing amount	(34,293,000)	(32,964,000)	(32,461,000)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount	22,594,000	34,213,000
Additions	2,791,000	1,795,000
Transfers	(231,000)	(7,366,000)
Depreciation charge	(5,878,000)	(6,048,000)
Closing amount	19,276,000	22,594,000	34,213,000
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	73,528,000	79,741,000
Closing amount	75,394,000	73,528,000	79,741,000
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(50,934,000)	(45,528,000)
Closing amount	£ (56,118,000)	£ (50,934,000)	£ (45,528,000)